Overview and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 23, 2021	Mar. 29, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sale of Stock [Line Items]
Issuance costs					$ 0	$ 658	$ 1,600	$ 0
Common Class A
Sale of Stock [Line Items]
Issuance costs			$ 825	$ 13,378
Number of shares issued in conversion (in shares)					1
Common Class B
Sale of Stock [Line Items]
Number of shares issued in conversion (in shares)					1
IPO | Common Class A
Sale of Stock [Line Items]
Stock sold (in shares)		10,000,000
Price per share (in USD per share)		$ 14.00
Net proceeds		$ 126,600
Issuance costs		$ 13,400
Underwriters' option | Common Class A
Sale of Stock [Line Items]
Stock sold (in shares)	719,266
Net proceeds	$ 9,200
Issuance costs	$ 800